S000093504 [Member] Investment Objectives and Goals - NT Intermediate Tax-Exempt Bond ETF	Aug. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE Intermediate Term Focused Municipal Bond Index (the “Underlying Index”).